Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Summary of the carrying amounts and fair values of financial instruments

			December 31, 2012 Fair Value Measurements
	December 31, 2012		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$832,142	$834,824	$0	$0	$834,824
Investment securities	200,246	200,246	2,030	198,216	0
FHLB stock	2,278	2,278	0	2,278	0
Cash and due from banks	58,877	58,877	58,877	0	0
Mortgage servicing rights	2,549	2,549	0	0	2,549
Cash surrender value—life insurance	2,136	2,136		2,136	0
Accrued interest receivable	5,190	5,190	5,190	0	0

	$1,103,418	$1,106,100	$66,097	$202,630	$837,373

Liabilities:
Deposits:
Demand	$192,271	$192,271	$192,271	$0	$0
NOW	178,121	178,121	178,121	0	0
Savings	69,997	69,997	69,997	0	0
Money market	157,584	157,584	157,584	0	0
Time	393,302	397,986	0	0	397,986
Federal funds purchased and securities sold under agreements to repurchase	21,058	21,058	21,058	0	0
Subordinated notes	49,486	13,154	0	13,154	0
Federal Home Loan Bank advances	20,126	20,651	0	20,651	0
Accrued interest payable	909	909	909	0	0

	$1,082,854	$1,051,731	$619,940	$33,805	$397,986

			December 31, 2011
			Fair Value Measurements
	December 31, 2011		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Loans	$829,121	$830,077	$0	$0	$830,077
Investment securities	213,806	213,806	2,054	211,752	0
FHLB stock	2,738	2,738	0	2,738	0
Federal fund sold and securities purchased under agreements to resell	75	75	75	0	0
Cash and due from banks	43,135	43,135	43,135	0	0
Mortgage servicing rights	2,308	2,512	0	0	2,512
Cash surrender value—life insurance	2,064	2,064		2,064	0
Accrued interest receivable	5,341	5,341	5,341	0	0

	$1,098,588	$1,099,748	$50,605	$216,554	$832,589

Liabilities:
Deposits:
Demand	$159,187	$159,187	$159,187	$0	$0
NOW	169,452	169,452	169,452	0	0
Savings	62,075	62,075	62,075	0	0
Money market	153,072	153,072	153,072	0	0
Time	414,438	421,687	0	0	421,687
Federal funds purchased and securities sold under agreements to repurchase	24,516	24,516	24,516	0	0
Subordinated notes	49,486	22,082	0	22,082	0
Federal Home Loan Bank advances	28,410	29,525	0	29,525	0
Accrued interest payable	1,054	1,054	1,054	0	0

	$1,061,690	$1,042,650	$569,356	$51,607	$421,687